Trade and Other Receivables (Current) (Details) - Schedule of Trade and Other Receivables (Current) - USD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Trade and Other Receivables (Current) [Abstract]
Other receivables			$ 53,447
GST recoverable		294,717	115,641
Total trade and other receivables (Current)	$ 287,478	$ 294,717	$ 169,088